Receivables (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 333,272	$ 213,346
Trade receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	5,313
GST receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	180,632	49,385
Interest receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	79	162,316
Other receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 147,248	$ 1,645